INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
INVENTORIES
Schedule of inventories

Inventories at December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
	USD	USD
Raw materials	106,799,042	124,408,741
Work-in-process	75,439,226	57,457,153
Finished goods	68,489,992	61,429,618
Total	250,728,260	243,295,512